Pay vs Performance Disclosure - USD ($)	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (3)		Average Summary Compensation Table Total for Non-CEO NEOs (2)	Average Compensation Actually Paid to Non-CEO NEOs (3)		Value of Initial Fixed $100 Investment Based on:		Net Income (millions)	Operating Profit (millions)
							Total TSR (10)	S&P IT Index Total TSR (10)
2022	$21,629,586	$11,834,806	(4)	$7,959,226	$5,118,822	(7)	$139.51	$139.00	$ 8,749	$ 10,140
2021	$19,195,411	$37,422,531	(5)	$6,903,311	$11,327,790	(8)	$154.85	$193.58	$ 7,769	$ 8,960
2020	$19,056,652	$43,654,015	(6)	$5,827,815	$11,832,752	(9)	$131.74	$143.89	$ 5,595	$ 5,894

Company Selected Measure Name	Operating profit
Named Executive Officers, Footnote [Text Block]	Mr. Templeton, in his capacity as chairman, president and CEO, is the company’s principal executive officer for the applicable period (2020-2022). Compensation for our CEO reflects the amounts reported in the summary compensation table for the respective years.The remaining non-CEO named executive officers for the applicable period are Rafael R. Lizardi (2020-2022), Haviv Ilan (2020-2022), Hagop H. Kozanian (2020-2022), Kyle M. Flessner (2020-2022) and Niels Anderskouv (2020). Compensation for our non-CEO named executive officers reflects the amounts reported in the summary compensation table for the respective years.
PEO Total Compensation Amount	$ 21,629,586	$ 19,195,411	$ 19,056,652
PEO Actually Paid Compensation Amount	$ 11,834,806	37,422,531	43,654,015
Adjustment To PEO Compensation, Footnote [Text Block]	Adjustments to total compensation for 2022 as reported in the summary compensation table consist of: (a) $15,000,082 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $14,326,403 increase based on the fair value of equity awards granted in 2022 that remained outstanding and unvested as of December 31, 2022; (c) $7,521,569 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2022, determined based on the change in fair value of such awards from December 31, 2021, to December 31, 2022; (d) $3,093,391 deduction for awards granted in prior fiscal years that vested in 2022, determined based on the change in fair value of such awards from December 31, 2021, to the vest date; and (e) $1,493,859 increase based on dividend equivalents paid on unvested RSUs in 2022.Adjustments to total compensation for 2021 as reported in the summary compensation table consist of: (a) $13,000,129 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $14,927,094 increase based on the fair value of equity awards granted in 2021 that remained outstanding and unvested as of December 31, 2021; (c) $12,003,020 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2021, determined based on the change in fair value of such awards from December 31, 2020, to December 31, 2021; (d) $2,929,146 increase for awards granted in prior fiscal years that vested in 2021, determined based on the change in fair value of such awards from December 31, 2020, to the vest date; and (e) $1,367,989 increase based on dividend equivalents paid on unvested RSUs in 2021.Adjustments to total compensation for 2020 as reported in the summary compensation table consist of: (a) $13,000,042 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $19,703,975 increase based on the fair value of equity awards granted in 2020 that remained outstanding and unvested as of December 31, 2020; (c) $17,619,680 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2020, determined based on the change in fair value of such awards from December 31, 2019, to December 31, 2020; (d) $850,841 deduction for awards granted in prior fiscal years that vested in 2020, determined based on the change in fair value of such awards from December 31, 2019, to the vest date; (e) $1,324,022 increase based on dividend equivalents paid on unvested RSUs in 2020; and (f) $199,431 deduction for the change in actuarial present values reported under the “Change in Pension Value and Nonqualifed Deferred Compensation Earnings” column in the summary compensation table.
Non-PEO NEO Average Total Compensation Amount	$ 7,959,226	6,903,311	5,827,815
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,118,822	11,327,790	11,832,752
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Adjustments to the non-CEO named executive officers’ average total compensation for 2022 as reported in the summary compensation table consist of: (a) $5,350,141 deduction for the average amount reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $5,109,857 increase based on the average fair value of equity awards granted in 2022 that remained outstanding and unvested as of December 31, 2022; (c) $2,095,368 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2022, determined based on the average change in fair value of such awards from December 31, 2021, to December 31, 2022; (d) $776,587 deduction for awards granted in prior fiscal years that vested in 2022, determined based on the average change in fair value of such awards from December 31, 2021, to the vest date; and (e) $271,835 increase based on the average amount of dividend equivalents paid on unvested RSUs in 2022.Adjustments to the non-CEO named executive officers’ average total compensation for 2021 as reported in the summary compensation table consist of: (a) $4,425,121 deduction for the average amount reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $5,081,041 increase based on the average fair value of equity awards granted in 2021 that remained outstanding and unvested as of December 31, 2021; (c) $2,923,509 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2021, determined based on the average change in fair value of such awards from December 31, 2020, to December 31, 2021; (d) $615,711 increase for awards granted in prior fiscal years that vested in 2021, determined based on the average change in fair value of such awards from December 31, 2020, to the vest date; and (e) $229,339 increase based on the average amount of dividend equivalents paid on unvested RSUs in 2021.Adjustments to the non-CEO named executive officers’ average total compensation for 2020 as reported in the summary compensation table consist of: (a) $3,640,067 deduction for the average amount reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $5,517,190 increase based on the average fair value of equity awards granted in 2020 that remained outstanding and unvested as of December 31, 2020; (c) $4,027,257 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of December 31, 2020, determined based on the average change in fair value of such awards from December 31, 2019, to December 31, 2020; (d) $116,105 deduction for awards granted in prior fiscal years that vested in 2020, determined based on the average change in fair value of such awards from December 31, 2019, to the vest date; (e) $217,527 increase based on the average amount of dividend equivalents paid on unvested RSUs in 2020; and (f) $865 deduction for the change in actuarial present values reported under the “Change in Pension Value and Nonqualifed Deferred Compensation Earnings” column in the summary compensation table.
Equity Valuation Assumption Difference, Footnote [Text Block]	Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. We estimate the fair values for non-qualified stock options using the Black-Scholes-Merton option-pricing model. The assumptions used for purposes of calculating fair values of options as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of options, except that we determine expected lives of options based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest date or fiscal year-end date, and the risk-free interest rate is based on the Treasury Constant Maturity rate closest to the remaining expected life, as of the vest date or fiscal year-end date.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation actually paid to the CEO decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-CEO named executive officers decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 39.5%. Net income increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit increased year over year by $1.18 billion, or 13%, and $3.07 billion, or 52%, in 2022 and 2021, respectively.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation actually paid to the CEO decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-CEO named executive officers decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 39.5%. Net income increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit increased year over year by $1.18 billion, or 13%, and $3.07 billion, or 52%, in 2022 and 2021, respectively.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation actually paid to the CEO decreased year over year by $25,587,725, or 68%, and $6,231,484, or 14%, in 2022 and 2021, respectively. Compensation actually paid to the remaining non-CEO named executive officers decreased year over year by $6,208,968, or 55%, and $504,962, or 4%, in 2022 and 2021, respectively. During this period, the company’s cumulative TSR was 39.5%. Net income increased year over year by $980 million, or 13%, and $2.17 billion, or 39%, in 2022 and 2021, respectively. Operating profit increased year over year by $1.18 billion, or 13%, and $3.07 billion, or 52%, in 2022 and 2021, respectively.
TSR, net income and operating profit are some indicators of the company’s overall performance that may impact the value of total compensation; however, other performance measures and factors are considered in setting named executive officers’ compensation. See the Compensation Discussion and Analysis for additional information.

Total Shareholder Return Vs Peer Group [Text Block]	The company’s cumulative TSR of 39.5% for the three-year period ending December 31, 2022, was about the same as the S&P Information Technology Index return for the same period of 39.0%.
Tabular List [Table Text Block]

Revenue growth: total TI
Operating profit
Operating profit margin
Total shareholder return

Total Shareholder Return Amount	$ 139.51	154.85	131.74
Peer Group Total Shareholder Return Amount	139.00	193.58	143.89
Net Income (Loss)	$ 8,749,000,000	$ 7,769,000,000	$ 5,595,000,000
Company Selected Measure Amount	10,140,000,000	8,960,000,000	5,894,000,000
PEO Name	(1)Mr. Templeton
Additional 402(v) Disclosure [Text Block]	TSR represents the cumulative TSR for the company and the S&P Information Technology index over a three-year period beginning December 31, 2019, as of the years ended 2022, 2021 and 2020. TSR data is obtained from Research Data Group, Inc. (RDG).
PEO Actually Paid Compensation, Increase (Decrease) Amount	$ (25,587,725)	$ (6,231,484)
PEO Actually Paid Compensation, Increase (Decrease), Percentage	(68.00%)	(14.00%)
Non-PEO Actually Paid Compensation, Increase (Decrease) Amount	$ (6,208,968)	$ (504,962)
Non-PEO Actually Paid Compensation, Increase (Decrease) Percentage	(55.00%)	(4.00%)
Cumulative Total Shareholder Return				39.50%	39.50%
Net Income (Loss), Increase (Decrease)	$ 980,000,000	$ 2,170,000,000
Net Income (Loss), Increase (Decrease), Percentage	13.00%	39.00%
Operating Income (Loss), Increase (Decrease)	$ 1,180,000,000	$ 3,070,000,000.00
Operating Income (Loss), Increase (Decrease), Percentage	13.00%	52.00%
S&P Information Technology Index Return Index					39.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth: total TI
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating profit margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return
PEO [Member] | Adjustment, Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,000,082)	$ (13,000,129)	$ (13,000,042)
PEO [Member] | Adjustment, Equity Award Granted In Current Year And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,326,403	14,927,094	19,703,975
PEO [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,521,569)	12,003,020	17,619,680
PEO [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years That Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,093,391)	2,929,146	(850,841)
PEO [Member] | Adjustment, Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,493,859	1,367,989	1,324,022
PEO [Member] | Adjustment, Change In Actuarial Present Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(199,431)
Non-PEO NEO [Member] | Adjustment, Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,350,141)	(4,425,121)	(3,640,067)
Non-PEO NEO [Member] | Adjustment, Equity Award Granted In Current Year And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,109,857	5,081,041	5,517,190
Non-PEO NEO [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years And Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,095,368)	2,923,509	4,027,257
Non-PEO NEO [Member] | Adjustment, Equity Award Granted In Prior Fiscal Years That Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(776,587)	615,711	(116,105)
Non-PEO NEO [Member] | Adjustment, Dividend Equivalents [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 271,835	$ 229,339	217,527
Non-PEO NEO [Member] | Adjustment, Change In Actuarial Present Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (865)